Property, Plant and Equipment - Summary of Property Plant and Equipment (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Property Plant And Equipment [Line Items]
Total	$ 2,724,491	$ 66,256,220
Less: Accumulated depreciation and impairment loss	(1,321,227)	(44,808,097)
Property, plant and equipment, net	1,403,264	21,448,123
Land
Property Plant And Equipment [Line Items]
Total		182,831
Building and Building Components
Property Plant And Equipment [Line Items]
Total	1,520,833	27,226,065
Laboratory, and plant equipment
Property Plant And Equipment [Line Items]
Total	558,083	37,372,148
Furniture and office equipment
Property Plant And Equipment [Line Items]
Total	37,291	597,075
Computer equipment
Property Plant And Equipment [Line Items]
Total	$ 608,284	$ 878,101